Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Disaggregation of Revenue
The following table shows sales and service revenues disaggregated by product and services type for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	Years Ended December 31,
	2018	2017	2016
Scilex product sales	2,606	—	—
Concortis sales and services	5,159	4,049	2,223
Materials and supply agreements	3,267	553	879
Bioserv sales and services	5,992	5,000	—
Joint development agreement	3,333	1,667	—
	$20,357	$11,269	$3,102

Schedule of Remaining Performance Obligation
The following table includes Bioserv sales and services revenue expected to be recognized in the future related to performance obligations that are undelivered or partially delivered at the end of the reporting period and do not include contracts with original durations of one year or less (in thousands):

	2019	2020 and thereafter
Contract manufacturing services	$1,118	$529

Components of Outstanding Securities	These outstanding securities consist of the following:

	Years Ended December 31,
	2018	2017	2016
Outstanding options	10,523,075	6,321,400	4,332,876
Outstanding warrants	25,635,117	4,708,860	7,740,340